Accrued Expenses And Other Current Liabilities (Details) - USD ($)	Jun. 30, 2017	Dec. 31, 2016
Payables and Accruals [Abstract]
Compensation and benefits	$ 146,513	$ 272,601
Research and development expenses	265,016	315,937
General and administrative	116,564	160,116
Accrued interest	192,041	193,781
Total accrued expenses and other current liabilities	$ 720,134	$ 942,435